Operating Segments - Reconciliation Of Revenue From Segments (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting [Abstract]
Segments Adjusted EBITDA		$ 141,155	$ 136,765	$ 375,484	$ 408,141
Unallocated corporate costs	[1]	(14,555)	(18,978)	(48,717)	(59,432)
Depreciation and amortization		(68,771)	(70,088)	(204,622)	(207,028)
Share-based compensation		(5,895)	(12,690)	(24,811)	(35,015)
Restructuring and other costs		(12,738)	(340)	(26,420)	(1,520)
Impairment expense on goodwill and other assets		0	(119)	(1,295)	(795)
Other (expense) / income, net		(608)	(14,742)	(6,499)	2,010
(Loss) / gain on disposal of subsidiaries and other assets, net		(196)	(187)	254	(508)
Interest expense, net		(34,141)	(35,546)	(102,363)	(107,646)
Income / (loss) before taxes		$ 4,251	$ (15,925)	$ (38,989)	$ (1,793)

[1]	Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company. These costs are presented within "Selling, general and administrative" expense in the unaudited condensed consolidated statements of comprehensive loss.